Supplement to the
Fidelity Flex℠ International Index Fund
February 17, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.06% to 0.0525%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0525% of the average net assets of the fund, subject to a minimum annual payment of $100,000.

ZEIB-17-01 1.9885047.100	July 31, 2017

Supplement to the
Fidelity® SAI International Index Fund
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.05% to 0.045%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.045% of the average net assets of the fund.

The following information supplements similar information found in the "Management Contract" section.

Fidelity® SAI International Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI International Index Fund’s relative pre-tax investment performance measured against the MSCI EAFE Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI International Index Fund ($2,016 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® SAI International Index Fund beneficially owned by Mr. Regan was none.

SV7B-17-02 1.9871329.103	July 31, 2017

Supplement to the
Fidelity® Total International Index Fund
Investor Class and Premium Class
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and the fund on behalf of its Investor Class have entered into a 17 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.17%. FMR and the fund on behalf of its Premium Class have entered into a 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.10%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.06% to 0.0525%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0525% of the average net assets of the fund, subject to a minimum annual payment of $100,000.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Total International Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Total International Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA IMI Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Total International Index Fund ($124 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Total International Index Fund beneficially owned by Mr. Regan was none.

TI1B-17-02 1.9871031.103	July 31, 2017

Supplement to the
Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund
Investor Class and Premium Class
June 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and each fund on behalf of its Investor Class have entered into a 17 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of each fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.17%. FMR and each fund on behalf of its Premium Class have entered into a 5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of each fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.05%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. Each fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On August 1, 2017, FMR reduced the management fee rate paid by Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund from 0.04% to 0.035%. For the services of FMR under each management contract, Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund each pays FMR a monthly management fee at the annual rate of 0.035% and 0.035%, respectively, of the fund's average net assets throughout the month.

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Mid Cap Index Fund found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.04% to 0.0325% for Fidelity® Mid Cap Index Fund. Under the terms of the sub-advisory agreements, for providing investment management services to Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0325% and 0.04%, respectively, of the average net assets of the fund, subject to a minimum annual payment of $100,000 per fund.

MCX-SCXB-17-02 1.933397.111	July 31, 2017

Supplement to the
Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund
Investor Class and Premium Class
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as portfolio manager of the funds.

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and Fidelity® Emerging Markets Index Fund on behalf of its Investor Class have entered into a 29 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.29%. FMR and Fidelity® Emerging Markets Index Fund on behalf of its Premium Class have entered into a 13 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.13%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Global ex U.S. Index Fund found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and Fidelity® Global ex U.S. Index Fund on behalf of its Investor Class have entered into a 17 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.17%. FMR and Fidelity® Global ex U.S. Index Fund on behalf of its Premium Class have entered into a 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.10%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the "Management Contracts" section under the heading "Management Fees."

On August 1, 2017, FMR reduced the management fee rate paid by Fidelity® Emerging Markets Index Fund from 0.090% to 0.080%. For the services of FMR under each management contract, Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund each pays FMR a monthly management fee at the annual rate of 0.080% and 0.060%, respectively, of the fund’s average net assets throughout the month.

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.060% to 0.0525% for Fidelity® Global ex U.S. Index Fund. Under the terms of the sub-advisory agreements, for providing investment management services to Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund, FMR, and not the funds, pays Geode fees at an annual rate of 0.0825% and 0.0525%, respectively of the average net assets of each fund, subject to a minimum annual payment of $100,000 per fund.

The following information supplements similar information found in the "Management Contracts" section.

Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund are managed by Geode, a sub-adviser to each fund. Robert Regan is a portfolio manager of each fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Emerging Markets Index Fund’s relative pre-tax investment performance measured against the FTSE® Emerging Index, and Fidelity® Global ex U.S. Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax). A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest.The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Emerging Markets Index Fund ($768 (in millions) assets managed) and Fidelity® Global ex U.S. Index Fund ($1,864 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Emerging Markets Index Fund beneficially owned by Mr. Regan was none, and the dollar range of shares of Fidelity® Global ex U.S. Index Fund beneficially owned by Mr. Regan was none.

EMX-GUXB-17-02 1.933396.110	July 31, 2017

Supplement to the
Fidelity® Intermediate Treasury Bond Index Fund (formerly Spartan® Intermediate Treasury Bond Index Fund), Fidelity® Long-Term Treasury Bond Index Fund (formerly Spartan® Long-Term Treasury Bond Index Fund), and Fidelity® Short-Term Treasury Bond Index Fund (formerly Spartan® Short-Term Treasury Bond Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)
April 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and each fund on behalf of its Investor Class have entered into a 16 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of each fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.16%. FMR and each fund on behalf of its Premium Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of each fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.06%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust and, with respect to increases in fees or expenses payable by Investor Class above 19 basis points and Premium Class above 9 basis points, by a vote of a majority of the outstanding voting securities of each class. Each fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Management Fees."

On August 1, 2017, FMR reduced the management fee rate paid by each fund from 0.05% to 0.03%. For the services of FMR under each management contract, each fund pays FMR a monthly management fee at the annual rate of 0.03% of the fund's average net assets throughout the month.

LBXB-17-01 1.872059.112	July 31, 2017

Supplement to the
Fidelity® U.S. Bond Index Fund (formerly Spartan® U.S. Bond Index Fund)
Class F
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and the fund on behalf of its Class F have entered into a 2.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Class F of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Class F to 0.025%. This Expense Contract may not be amended to increase the fees or expenses payable by Class F except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On August 1, 2017, FMR reduced the management fee rate paid by Fidelity® U.S. Bond Index Fund from 0.03% to 0.025%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.025% of the fund’s average net assets throughout the month.

UBI-FB-17-01 1.924939.109	July 31, 2017

Supplement to the
Fidelity® U.S. Bond Index Fund (formerly Spartan® U.S. Bond Index Fund)
Investor Class and Premium Class (formerly Fidelity Advantage® Class)
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and the fund on behalf of its Investor Class have entered into a 14 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Investor Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Investor Class to 0.14%. FMR and the fund on behalf of its Premium Class have entered into a 4.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Premium Class to 0.045%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On August 1, 2017, FMR reduced the management fee rate paid by Fidelity® U.S. Bond Index Fund from 0.03% to 0.025%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.025% of the fund’s average net assets throughout the month.

UBIB-17-01 1.720407.123	July 31, 2017

Supplement to the
Fidelity® Real Estate Index Fund
Investor Class and Premium Class
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

The following information replaces similar information found in the “Investment Policies and Limitations” section.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information has been removed from the “Investment Policies and Limitations” section.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.0425% to 0.04%. Under the terms of the sub-advisory agreements, for providing investment management services to the fund FMR, and not the fund, pays Geode fees at an annual rate of 0.04% of the average net assets of each fund, subject to a minimum annual payment of $100,000.

The following information supplements information found in the "Management Contract" section under the heading "Sub-Adviser Geode".

Fidelity® Real Estate Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Real Estate Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Select Real Estate Securities Index℠. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Real Estate Index Fund ($865 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Real Estate Index Fund beneficially owned by Mr. Regan was none.

URXB-17-02 1.933385.108	July 31, 2017

Supplement to the
Fidelity® Total International Index Fund
Institutional Class and Institutional Premium Class
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and the fund on behalf of its Institutional Class have entered into a 8 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.08%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.06%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.06% to 0.0525%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0525% of the average net assets of the fund, subject to a minimum annual payment of $100,000.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Total International Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Total International Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA IMI Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Total International Index Fund ($124 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Total International Index Fund beneficially owned by Mr. Regan was none.

TI1-IB-17-02 1.9871032.103	July 31, 2017

Supplement to the
Fidelity® SAI Real Estate Index Fund
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Sub-Adviser – Geode.”

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.0425% to 0.04%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.04% of the average net assets of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® SAI Real Estate Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI Real Estate Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Select Real Estate Securities Index℠. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI Real Estate Index Fund ($97 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® SAI Real Estate Index Fund beneficially owned by Mr. Regan was none.

SV8B-17-02 1.9871335.102	July 31, 2017

Supplement to the
Fidelity® SAI U.S. Large Cap Index Fund
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

Effective August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Sub-Adviser – Geode.”

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.0099% to 0.0075%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0075% of the average net assets of the fund.

The following information supplements information found in the "Management Contract" section.

Fidelity® SAI U.S. Large Cap Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® SAI U.S. Large Cap Index Fund’s relative pre-tax investment performance measured against the S&P 500® Index. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® SAI U.S. Large Cap Index Fund ($4,646 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® SAI U.S. Large Cap Index Fund beneficially owned by Mr. Regan was none.

SV9B-17-02 1.9871338.102	July 31, 2017

Supplement to the
Fidelity Flex℠ Mid Cap Index Fund and Fidelity Flex℠ Small Cap Index Fund
June 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the "Management contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode for Fidelity Flex℠ Mid Cap Index Fund from 0.04% to 0.0325%. Under the terms of the sub-advisory agreements, for providing investment management services to each of Fidelity Flex℠ Mid Cap Index Fund and Fidelity Flex℠ Small Cap Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0325% and 0.04%, respectively, of the average net assets of the fund, subject to a minimum annual payment of $100,000 per fund.

ZMP-ZAPB-17-01 1.9885048.100	July 31, 2017

Supplement to the
Fidelity® U.S. Bond Index Fund (formerly Spartan® U.S. Bond Index Fund)
Institutional Class and Institutional Premium Class (formerly Fidelity Advantage® Institutional Class)
October 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and the fund on behalf of its Institutional Class have entered into a 3.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.035%. FMR and the fund on behalf of its Institutional Premium Class have entered into a 2.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.025%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On August 1, 2017, FMR reduced the management fee rate paid by Fidelity® U.S. Bond Index Fund from 0.03% to 0.025%. For the services of FMR under the management contract, the fund pays FMR a monthly management fee at the annual rate of 0.025%, of the fund’s average net assets throughout the month.

UII-UDVB-17-01 1.931022.109	July 31, 2017

Supplement to the
Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund
Institutional Class and Institutional Premium Class
June 29, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management-Related Expenses.”

FMR and each fund on behalf of its Institutional Class have entered into a 4 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of each fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.04%. FMR and each fund on behalf of its Institutional Premium Class have entered into a 3.5 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of each fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.035%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. Each fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Management Fees.”

On August 1, 2017, FMR reduced the management fee rate paid by Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund from 0.04% to 0.035%. For the services of FMR under each management contract, Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund each pays FMR a monthly management fee at the annual rate of 0.035% and 0.035%, respectively, of the fund's average net assets throughout the month.

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Mid Cap Index Fund found in the “Management Contracts” section under the heading “Sub-Adviser - Geode.”

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.04% to 0.0325% for Fidelity® Mid Cap Index Fund. Under the terms of the sub-advisory agreements, for providing investment management services to Fidelity® Mid Cap Index Fund and Fidelity® Small Cap Index Fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.0325% and 0.04%, respectively, of the average net assets of the fund, subject to a minimum annual payment of $100,000 per fund.

MCX-I-SCX-IB-17-02 1.933398.111	July 31, 2017

Supplement to the
Fidelity® Series Global ex U.S. Index Fund
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

Effective August 1, 2017, the following information replaces similar information found in the “Management Contracts” section under the heading “Sub-Adviser – Geode.”

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.06% to 0.0525%. Under the terms of the sub-advisory agreement, for providing investment management services to the fund, FMR, and not the fund, pays Geode a monthly fee computed at an annual rate of 0.0525% of the average daily net assets of the fund throughout the month, subject to a minimum annual payment of $100,000.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Series Global ex U.S. Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Series Global ex U.S. Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax). A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Series Global ex U.S. Index Fund ($3,827 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Series Global ex U.S. Index Fund beneficially owned by Mr. Regan was none.

SGXB-17-02 1.903402.114	July 31, 2017

Supplement to the
Fidelity® Real Estate Index Fund
Institutional Class
September 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as a portfolio manager of the fund.

The following information supplements information found in the "Investment Policies and Limitations" section.

Diversification

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

The following information has been removed from the "Investment Policies and Limitations" section.

Diversification

In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.

Subchapter M generally requires the fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that (a) no more than 5% of the fund's total assets are invested in securities of any one issuer, and (b) the fund does not hold more than 10% of the outstanding voting securities of that issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other regulated investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.0425% to 0.04%. Under the terms of the sub-advisory agreements, for providing investment management services to the fund, FMR, and not the fund, pays Geode fees at an annual rate of 0.04% of the average net assets of the fund, subject to a minimum annual payment of $100,000.

The following information supplements similar information found in the "Management Contract" section.

Fidelity® Real Estate Index Fund is managed by Geode, a sub-adviser to the fund. Robert Regan is a portfolio manager of the fund and receives compensation for his services. As December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Real Estate Index Fund’s relative pre-tax investment performance measured against the Dow Jones U.S. Select Real Estate Securities Index℠. A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest. The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing the fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Real Estate Index Fund ($865 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Real Estate Index Fund beneficially owned by Mr. Regan was none.

URX-IB-17-02 1.933388.108	July 31, 2017

Supplement to the
Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund
Institutional Class and Institutional Premium Class
December 30, 2016
STATEMENT OF ADDITIONAL INFORMATION

Robert Regan serves as portfolio manager of the funds.

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and Fidelity® Emerging Markets Index Fund on behalf of its Institutional Class have entered into a 10 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.10%. FMR and Fidelity® Emerging Markets Index Fund on behalf of its Institutional Premium Class have entered into a 8 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.08%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Global ex U.S. Index Fund found in the "Management Contracts" section under the heading "Management-Related Expenses."

FMR and Fidelity® Global ex U.S. Index Fund on behalf of its Institutional Class have entered into a 8 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Class to 0.08%. FMR and Fidelity® Global ex U.S. Index Fund on behalf of its Institutional Premium Class have entered into a 6 Basis Point Expense Contract, which obliges FMR to pay all class-level expenses of Institutional Premium Class of the fund to limit the total annual operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, fees and expenses of the Independent Trustees, and extraordinary expenses) of Institutional Premium Class to 0.06%. These Expense Contracts may not be amended to increase the fees or expenses payable by each class except by a vote of a majority of the Board of Trustees of the Trust. The fund may offer other share classes in the future that may be subject to higher or lower fees and expenses.

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Emerging Markets Index Fund found in the "Management Contracts" section under the heading "Management Fees."

On August 1, 2017, FMR reduced the management fee rate paid by Fidelity® Emerging Markets Index Fund from 0.090% to 0.080%. For the services of FMR under each management contract, Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund each pays FMR a monthly management fee at the annual rate of 0.080% and 0.060%, respectively of the fund's average net assets throughout the month.

Effective on August 1, 2017, the following information replaces similar information found in the "Management Contracts" section under the heading "Sub-Adviser - Geode."

On August 1, 2017, FMR reduced the sub-advisory fee rate paid to Geode from 0.060% to 0.0525% for Fidelity® Global ex U.S. Index Fund. Under the terms of the sub-advisory agreements, for providing investment management services to Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund, FMR, and not the funds, pays Geode fees at an annual rate of 0.0825% and 0.0525%, respectively of the average net assets of each fund, subject to a minimum annual payment of $100,000 per fund.

The following information supplements information found in the "Management Contracts" section.

Fidelity® Emerging Markets Index Fund and Fidelity® Global ex U.S. Index Fund are managed by Geode, a sub-adviser to each fund. Robert Regan is a portfolio manager of each fund and receives compensation for his services. As of December 31, 2016, portfolio manager compensation generally consists of a fixed base salary, a bonus that is based on both objective and subjective criteria, and, in certain cases, participation in a profit-based compensation plan. A portion of the portfolio manager’s compensation may be deferred based on criteria established by Geode.

The portfolio manager’s base salary is determined annually by level of responsibility and tenure at Geode. The primary component for determining the portfolio manager’s bonus is the pre-tax investment performance of the portfolio manager’s fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account. Performance is measured over multiple measurement periods that eventually encompass periods of up to five years. A portion of the portfolio manager’s bonus is linked to Fidelity® Emerging Markets Index Fund’s relative pre-tax investment performance measured against the FTSE® Emerging Index, and Fidelity® Global ex U.S. Index Fund’s relative pre-tax investment performance measured against the MSCI ACWI (All Country World Index) ex USA Index (net MA tax). A subjective component of the portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. The portfolio manager may also be compensated under a profit-based compensation plan, which is primarily based on the profits of Geode.

The portfolio manager’s compensation plan can give rise to potential conflicts of interest.The manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple accounts. Securities selected for accounts other than the fund may outperform the securities selected for the fund.

In addition to managing each fund’s investment portfolio, the portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

The following table provides information relating to other accounts managed by Mr. Regan as of December 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	36	18	5
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$226,649	$21,193	$1,163
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® Emerging Markets Index Fund ($768 (in millions) assets managed) and Fidelity® Global ex U.S. Index Fund ($1,864 (in millions) assets managed).

As of December 31, 2016, the dollar range of shares of Fidelity® Emerging Markets Index Fund beneficially owned by Mr. Regan was none, and the dollar range of shares of Fidelity® Global ex U.S. Index Fund beneficially owned by Mr. Regan was none.

EMX-I-GUX-IB-17-02 1.933395.110	July 31, 2017